ABILITY TO CONTINUE AS A GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net income	$ 38,587	$ (11,235)	$ 26,277
Cash flows from operations	10,031	31,888	$ 20,972
Accumulated deficit	23,268,501	$ 23,229,914
Funding requirements during the next twelve months	$ 225,000